Related Party Transactions - Schedule of Transactions With Related Parties (Detail) - Ms. H - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	¥ 11,117	¥ 3,685	¥ 9,053
Construction Services
Related Party Transaction [Line Items]
Services provided by/to other entities	5,728	12,020	21,222
Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	7,168	4,629
Foshan Shunde Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	1,532
Zengcheng Crystal Water Plant Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	1,296	951	722
Guangzhou Country Garden Shuttle Bus Services Limited
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	760	1,232	3,213
Zhaoqing Country Garden Furniture Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities			2,222
Zhaoqing Contemporary Zhumei Furnishing Co., Ltd
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities		152	1,702
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	2,069	1,186
Guangdong Phoenix Holiday International Travel Service Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	2,446	67	47
Huidong Country Garden Real Estate Development Co., Ltd. | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	3,445	1,851
Others
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	2,200	97	1,147
Others | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	37	1,278
Guangdong Giant Leap Construction Co., Ltd. | Construction Services
Related Party Transaction [Line Items]
Services provided by/to other entities	5,728	20	¥ 21,222
Guangyuan Country Garden Investment Co., Ltd. | Construction Services
Related Party Transaction [Line Items]
Services provided by/to other entities		12,000
Huidong Country Garden Real Estate Development Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials provided by other entities	814
Kaiping Country Garden Property Development Co., Ltd. | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	1,500	¥ 1,500
Changsha Ningxiang Country Garden Property Development Co., Ltd. | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	¥ 2,186